Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other income [Abstract]
Government grant		$ 6,179
Interest income on bank deposits	54,544	62,538	71,693
Other	364,094	222,865	50,446
Other income	$ 418,638	$ 291,582	$ 122,139